SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Cash	$ 1,555				$ 1,555		$ 100,678	$ 30,146
Net loss	777,964	$ 682,888	$ 1,035,981	$ 1,044,266	1,460,852	$ 2,080,247	5,137,332	3,712,047
Working capital deficit	2,465,180				2,465,180		1,875,118
FDIC amount	250,000				250,000		250,000
Convertible notes payable	405,305				405,305		405,305
Accumulated deficit	(38,603,794)				(38,603,794)		(37,142,942)	$ (31,600,305)
Cash insurance limits							0
Accounting Standards Update 2020-06 [Member]
Accumulated deficit	$ 405,305				$ 405,305		$ 405,305